Schedule of Investments (unaudited) July 31, 2021	BlackRock Defensive Advantage U.S. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.5%
Lockheed Martin Corp.	176	$65,414
Northrop Grumman Corp.	57	20,692

		86,106

Beverages — 1.4%
Coca-Cola Co.	1,105	63,018
PepsiCo, Inc.	95	14,910

		77,928

Biotechnology — 4.3%
AbbVie, Inc.	525	61,057
Amgen, Inc.	333	80,433
Gilead Sciences, Inc.	383	26,155
Intellia Therapeutics, Inc.(a)	30	4,255
Regeneron Pharmaceuticals, Inc.(a)	116	66,655
Vertex Pharmaceuticals, Inc.(a)	29	5,846

		244,401

Capital Markets — 1.1%
S&P Global, Inc.	148	63,451

Chemicals — 1.9%
Ecolab, Inc.	291	64,262
WR Grace & Co.	647	45,031

		109,293

Commercial Services & Supplies — 2.0%
Republic Services, Inc.	376	44,504
Waste Connections, Inc.	386	48,902
Waste Management, Inc.	142	21,053

		114,459

Communications Equipment — 1.7%
Motorola Solutions, Inc.	433	96,957

Consumer Finance — 1.1%
Credit Acceptance Corp.(a)	134	64,959

Distributors — 0.1%
Genuine Parts Co.	46	5,838

Diversified Financial Services — 0.6%
Voya Financial, Inc.	523	33,681

Diversified Telecommunication Services — 3.2%
AT&T, Inc.	3,501	98,203
Verizon Communications, Inc.	1,535	85,622

		183,825

Electric Utilities — 5.1%
Duke Energy Corp.	131	13,770
Entergy Corp.	270	27,788
Evergy, Inc.	99	6,457
Eversource Energy	60	5,176
IDACORP, Inc.	350	36,908
NextEra Energy, Inc.	856	66,682
OGE Energy Corp.	1,844	62,235
Portland General Electric Co.	1,222	59,756
Southern Co.	169	10,794

		289,566

Electrical Equipment — 0.7%
AMETEK, Inc.	293	40,742

Electronic Equipment, Instruments & Components — 0.3%
Keysight Technologies, Inc.(a)	104	17,113

Security	Shares	Value

Entertainment — 0.8%
Roku, Inc.(a)	107	$45,829

Equity Real Estate Investment Trusts (REITs) — 4.0%
Agree Realty Corp.	317	23,823
Life Storage, Inc.	543	63,726
Simon Property Group, Inc.	18	2,277
Spirit Realty Capital, Inc.	89	4,470
Sun Communities, Inc.	345	67,658
WP Carey, Inc.	784	63,261

		225,215

Food & Staples Retailing — 3.5%
Costco Wholesale Corp.	165	70,904
Kroger Co.	440	17,908
Walmart, Inc.	776	110,619

		199,431

Food Products — 2.4%
Campbell Soup Co.	659	28,812
General Mills, Inc.	333	19,600
Hershey Co.	51	9,123
Kellogg Co.	1,272	80,594

		138,129

Health Care Equipment & Supplies — 2.3%
Danaher Corp.	15	4,462
Edwards Lifesciences Corp.(a)	336	37,723
Hill-Rom Holdings, Inc.	534	73,937
Medtronic PLC	28	3,677
Penumbra, Inc.(a)	38	10,117

		129,916

Health Care Providers & Services — 4.0%
Chemed Corp.	124	59,026
Cigna Corp.	257	58,979
UnitedHealth Group, Inc.	257	105,941

		223,946

Hotels, Restaurants & Leisure — 3.1%
Aramark	251	8,818
Booking Holdings, Inc.(a)	7	15,248
McDonald’s Corp.	454	110,190
Planet Fitness, Inc., Class A(a)	545	41,000
Wendy’s Co.	64	1,486

		176,742

Household Products — 3.3%
Clorox Co.	46	8,321
Colgate-Palmolive Co.	808	64,236
Procter & Gamble Co.	788	112,077

		184,634

Industrial Conglomerates — 0.2%
Honeywell International, Inc.	38	8,884

Insurance — 3.4%
Aon PLC, Class A	271	70,468
Erie Indemnity Co., Class A	347	64,157
Hanover Insurance Group, Inc.	427	58,029

		192,654

Interactive Media & Services(a) — 2.4%
Alphabet, Inc., Class C	27	73,019
Snap, Inc., Class A	832	61,918

		134,937

Internet & Direct Marketing Retail — 1.4%
Amazon.com, Inc.(a)	24	79,862

S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Defensive Advantage U.S. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services — 9.5%
Accenture PLC, Class A	175	$55,594
Akamai Technologies, Inc.(a)	415	49,767
Automatic Data Processing, Inc.	246	51,569
Mastercard, Inc., Class A	282	108,835
Paychex, Inc.	581	66,129
Twilio, Inc., Class A(a)	31	11,581
Visa, Inc., Class A	446	109,890
Western Union Co.	3,593	83,394

		536,759

Leisure Products — 1.2%
Peloton Interactive, Inc., Class A(a)	587	69,295

Life Sciences Tools & Services — 0.9%
Agilent Technologies, Inc.	334	51,179

Media — 3.7%
Charter Communications, Inc., Class A(a)	116	86,310
Comcast Corp., Class A	943	55,477
Liberty Broadband Corp., Class C(a)	66	11,714
Sirius XM Holdings, Inc.	8,458	54,723

		208,224

Metals & Mining — 0.1%
Newmont Corp.	69	4,335

Mortgage Real Estate Investment Trusts (REITs) — 0.2%
Blackstone Mortgage Trust, Inc., Class A	394	12,774

Multi-line Retail — 0.1%
Dollar General Corp.	8	1,861
Target Corp.	22	5,743

		7,604

Multi-Utilities — 3.8%
CMS Energy Corp.	669	41,338
Consolidated Edison, Inc.	1,286	94,868
NiSource, Inc.	2,368	58,655
WEC Energy Group, Inc.	188	17,698

		212,559

Oil, Gas & Consumable Fuels — 2.2%
Cabot Oil & Gas Corp.	1,685	26,960
Cheniere Energy, Inc.(a)	66	5,605
Chevron Corp.	22	2,240
Equitrans Midstream Corp.	2,564	21,076
Murphy Oil Corp.	2,236	48,544
Williams Cos., Inc.	718	17,986

		122,411

Pharmaceuticals — 5.2%
Bristol-Myers Squibb Co.	1,212	82,258
Eli Lilly & Co.	123	29,950
Johnson & Johnson	648	111,586
Merck & Co., Inc.	424	32,593
Pfizer, Inc.	921	39,428

		295,815

Security	Shares	Value

Professional Services — 2.9%
CoStar Group, Inc.(a)	734	$65,216
Equifax, Inc.	142	37,005
FTI Consulting, Inc.(a)	429	62,505

		164,726

Road & Rail — 0.0%
Ryder System, Inc.	14	1,066

Software — 10.3%
Adobe, Inc.(a)	58	36,055
Alteryx, Inc., Class A(a)	428	33,127
Atlassian Corp. PLC, Class A(a)	162	52,669
Check Point Software Technologies Ltd.(a)	475	60,373
HubSpot, Inc.(a)	105	62,582
Intuit, Inc.	153	81,085
j2 Global, Inc.(a)	201	28,395
Manhattan Associates, Inc.(a)	392	62,575
Microsoft Corp.	279	79,490
Oracle Corp.	58	5,054
PagerDuty, Inc.(a)	40	1,624
Proofpoint, Inc.(a)	37	6,462
Tenable Holdings, Inc.(a)	263	11,256
VMware, Inc., Class A(a)	402	61,804

		582,551

Specialty Retail — 0.9%
American Eagle Outfitters, Inc.	90	3,102
O’Reilly Automotive, Inc.(a)	79	47,704

		50,806

Technology Hardware, Storage & Peripherals — 1.3%
Apple, Inc.	507	73,951

Wireless Telecommunication Services — 0.5%
T-Mobile US, Inc.(a)	179	25,780

Total Long-Term Investments — 98.6% (Cost: $5,268,372)		5,588,333

Short-Term Securities

Money Market Funds — 1.0%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%(b)(c)	57,281	57,281

Total Short-Term Securities — 1.0% (Cost: $57,281)		57,281

Total Investments — 99.6% (Cost: $5,325,653)		5,645,614

Other Assets Less Liabilities — 0.4%		20,449

Net Assets — 100.0%		$5,666,063

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

2

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Defensive Advantage U.S. Fund

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/21	Shares Held at 07/31/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$135,946	$—	$(78,665	)(a)	$—	$—	$57,281	57,281	$1	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$5,588,333	$—	$—	$5,588,333
Short-Term Securities
Money Market Funds	57,281	—	—	57,281

	$5,645,614	$—	$—	$5,645,614

Portfolio Abbreviation

S&P	Standard & Poor’s

SCHEDULE OF INVESTMENTS	3